Asset Retirement Obligations - Reconciliation of Total Reclamation Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations at beginning of period		$ 8,711	$ 8,317		$ 4,627
Additions to liabilities		373			3,425
Accretion expense	[1]	430	394	[2]	265	[2],[3]
Asset retirement obligations at end of period		$ 9,514	$ 8,711		$ 8,317

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.